Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill
The change in the carrying amount of goodwill for the years ended December 31, 2025, 2024 and 2023 is as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
	(in thousands)
Opening balance	$9,051,410	$9,022,075	$8,971,670
Current period acquisitions (Note 6)	—	46,126	36,750
Prior period acquisition (Note 6)	5,109	—	—
Impairment	(364,248)	—	—
Foreign exchange movement	39,418	(16,791)	13,655
Closing balance	$8,731,689	$9,051,410	$9,022,075
During the year ended December 31, 2025, the Company recorded a total goodwill impairment charge of $364.2 million (December 31, 2024: $nil; December 31, 2023: $nil) in the Consolidated Statements of Operations related to the Data Solutions reporting unit. This represented the entire balance of goodwill attributed to the Data Solutions reporting unit. The Company performed a quantitative impairment assessment using a discounted cash flow method under the income approach to estimate the fair values of each reporting unit, no impairment was identified in the Company’s other reporting units.